Income Taxes Expenses - Changes in valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes Expense
Balance at the beginning of the year	$ 48,157,934	$ 33,663,357	$ 25,704,005
Movement	1,834,481	14,496,600	8,051,215
Tax loss carry forwards expired	(6,408)	(2,023)	(91,863)
Balance at the end of the year	$ 49,986,007	$ 48,157,934	$ 33,663,357